Financial risk management (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of Nature and Extent of Risks Arising from Financial Instruments
The following tables show the Group’s net monetary position broken down by various currencies for each functional currency in which the Group operates at September 30, 2025. All amounts are shown in US dollars.

	September 30, 2025
	(unaudited)
	Functional currency
Net monetary position (Liability)/ Asset	Argentine Peso	Brazilian Reais	Chilean Peso	US Dollar	Total
Argentine Peso	22,113	—	—	—	22,113
Brazilian Reais	—	(656,303)	—	—	(656,303)
US Dollar	(193,210)	(251,934)	590	(39,451)	(484,005)
Uruguayan Peso	—	—	—	(2,606)	(2,606)
Euro	—	—	—	(28,500)	(28,500)
Total	(171,097)	(908,237)	590	(70,557)	(1,149,301)

	September 30, 2025
	(unaudited)
	Functional currency
Net monetary position	Argentine Peso	Brazilian Reais	Chilean Peso	Total
US Dollar	(48,303)	(25,193)	59	(73,437)
(Decrease) or increase in Profit before income tax	(48,303)	(25,193)	59	(73,437)

Schedule of Financial Instruments by Type of Interest Rate
The following table shows a breakdown of the Group’s fixed-rate and floating-rate borrowings per currency denomination and functional currency of the subsidiary issuing the loans at September 30, 2025 (all amounts are shown in US dollars):

	September 30, 2025
	(unaudited)
	Functional currency
Rate per currency denomination	Argentine Peso	Brazilian Reais	US Dollar	Total
Fixed rate:
Argentine Peso	12	—	—	12
Brazilian Reais	—	66,767	—	66,767
US Dollar	102,966	289,228	536,323	928,517
Subtotal fixed-rate borrowings	102,978	355,995	536,323	995,296
Variable rate:
Brazilian Reais	—	212,332	—	212,332
Euro	—	—	29,343	29,343
Subtotal variable-rate borrowings	—	212,332	29,343	241,675
Total borrowings as per analysis	102,978	568,327	565,666	1,236,971

At September 30, 2025, if interest rates on floating-rate borrowings had been 1% higher (or lower) with all other variables held constant, Profit before income tax for the period would decrease as follows:

	September 30, 2025
	(unaudited)
	Functional currency
Rate per currency denomination	US Dollar	Brazilian Reais	Total
Variable rate:
Brazilian Reais	—	(2,123)	(2,123)
Euro	(293)	—	(293)
Decrease in profit before income tax	(293)	(2,123)	(2,416)

Schedule of Financial Instruments
The following table shows the outstanding positions for each type of derivative contract as of September 30, 2025:

▪    Futures / Options

	September 30, 2025
Type of	Quantities (thousands) (**)	Notional	Market	Profit / (Loss) (*)
derivative contract		amount	Value Asset/ (Liability)
			(unaudited)	(unaudited)
Futures:
Sale
Soybean	16	5,713	151	151
Sugar	47	(16,380)	901	2,511
Ethanol	15	41,957	(197)	197
OTC:
Buy put
Ethanol	14	(1,259)	(232)	232
Total	92	30,031	623	3,091

(*) Included in line “Gain / (Loss) from commodity derivative financial instruments” Note 8.
(**) All quantities expressed in tons except otherwise indicated.